Payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Summary of payables and accrued liabilities

	December 31,
	2018	2017
	$	$
Trade accounts payable	1,282	1,222
Accrued research and development costs	26	127
Salaries, employment taxes and benefits	183	390
Financing of insurance premiums (a)	738	—
Other accrued liabilities	737	1,075
	2,966	2,814

(a)	Represents financing of the Company's 2019 insurance premiums, carrying interest at 6.5% and repayable in eight equal monthly installments commencing January 31, 2019.